CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) Income (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Insurance premiums	$ 24	$ (152)	$ (152)	$ 135,387
Investment income, net of expenses	1,277,337	330,910	120,581	515,888
Net realized gains on investments (See Note 6)	7,829,105	9,315	353,602	47,824
Amortization of deferred gain on reinsurance	814,163	2,465,678	2,643,801	117,871
Miscellaneous income	1,493,252	214,633	281,956	58,842
Total revenues	11,413,881	3,020,384	3,399,788	875,812
Expenses:
Interest credited	463,826	42,895	6,584	47,936
Benefits	(5,904)	1,872	34,436	93,646
Increase in benefit reserves		34,500	34,500	(27,121)
Amortization of deferred acquisition costs	376,179	88,503
Salaries and benefits	3,623,605	1,782,708	2,701,314	2,160,853
Other operating expenses	5,337,188	4,898,134	5,997,955	3,637,748
Total expenses	9,794,894	6,848,612	8,774,789	5,913,062
Gain (loss) from continuing operations before taxes (See Note 9)	1,618,987	(3,828,228)	(5,375,001)	(5,037,250)
Income tax expense	(2,145,110)	(114,642)	(234,180)
Net loss from continued operations	(526,123)	(3,942,870)	(5,609,181)	(5,037,250)
Loss from discontinued operations				(28,284)
Net loss	(526,123)	(3,942,870)	(5,609,181)	(5,065,534)
Less: Gain attributable to noncontrolling interest		(46,814)	(124,477)
Net loss attributable to Midwest Holding Inc.	(526,123)	(3,989,684)	(5,733,658)	(5,065,534)
Comprehensive (loss) income:
Unrealized gains (losses) on investments arising during period, net of tax	4,953,616	2,223,929	2,645,015	(1,258,971)
Unrealized losses on foreign currency			146,185
Less: reclassification adjustment for net realized (gains) losses on investments	(7,829,105)	(9,315)	(353,602)	(47,824)
Other comprehensive (loss) income	(2,875,489)	2,214,614	2,437,598	(1,306,795)
Comprehensive loss	$ (3,401,612)	$ (1,775,070)	$ (3,296,060)	$ (6,372,329)
Net loss per common share
Basic	$ (0.220)	$ (4.710)	$ (4.990)	$ (121.770)
Diluted	$ (0.210)	$ (4.490)	$ (4.980)	$ (2.540)